Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 3,424,258	$ 1,954,007
Short-Term Debt [Member] | Ningbo Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	1,136,562	1,100,452
Short-Term Debt [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	859,707	853,555
Short-Term Debt [Member] | Bank of Communications [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	728,566
Short-Term Debt [Member] | Zhejiang Mintai Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	218,570
Short-Term Debt [Member] | China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 480,853